Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 4,138	$ 148
Restricted cash	1,189	1,139
Advance to suppliers, net		143
Inventories, net	267	2,423
Prepaid expenses and other current assets, net	2,406	28,699
Total current assets	8,000	32,552
Non-current assets:
Property and equipment, net	357	2,502
Intangible assets, net	14	28
Operating lease right-of-use asset, net	73	6,383
Total non-current assets	444	8,913
TOTAL ASSETS	8,444	41,465
Current liabilities:
Accounts payable	29,305	25,308
Advance from customers		85
Loans from a third party	15,886	13,417
Warrant liabilities	87	52
Convertible notes	11,126
Accrued expenses and other current liabilities	62,174	56,821
Lease liabilities, current	4	2,250
Total current liabilities	124,559	103,228
Non-current liabilities:
Lease liabilities, non-current		4,804
Total non-current liabilities		4,804
TOTAL LIABILITIES	124,559	108,032
Shareholders’ deficit
Additional paid-in capital	798,241	678,528
Accumulated deficit	(904,391)	(737,049)
Accumulated other comprehensive loss	(5,675)	(4,105)
Robo.ai Shareholders’ deficit	(111,788)	(62,596)
Non-controlling interests	(4,327)	(3,971)
Total Shareholders’ deficit	(116,115)	(66,567)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	8,444	41,465
Related Party [Member]
Current liabilities:
Amounts due to related parties	5,977	5,295
Class A Ordinary Shares
Shareholders’ deficit
Ordinary shares, value	4	4
Class B Ordinary Shares
Shareholders’ deficit
Ordinary shares, value	$ 33	$ 26